FORM 13F

                                  FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended: December  31, 2002

Check here if Amendment            (        ); Amendment Number:
This Amendment (Check only one.) : (         ) is a restatement
                                   (         ) adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:                                        ART Advisors, LLC
Address:                                     667 Madison Ave
                                             New York, NY 10021


13F File Number:                             28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting  Manager:
Name: Aaron Sosnick
Title: Manager

Phone: 212-303-0513

Signature, Place, and Date of Signing:
Aaron Sosnick, New York, New York,  February  13, 2003



Report Type (Check only one.) :
                                (          ) 13F HOLDINGS REPORT.
                                (    X     ) 13F NOTICE.
                                (          ) 13F COMBINATION REPORT.




List of Other Managers Reporting for this Manager:
Form 13F File No.                            Name
28-99999                                     Caxton Associates L.L.C.
                                             Princeton Plaza, Building 2
                                             731 Alexander Road
                                             Princeton, NJ 08540


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES
EXCHANGE ACT OF 1934.

Manager Reporting on Behalf of Reporting Manager:
28-99999                                     Caxton Associates L.L.C.
                                             Princeton Plaza, Building 2
                                             731 Alexander Road
                                             Princeton, NJ 08540